Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax at statutory rate	21.00%	21.00%
State income taxes	4.89%	5.00%
Stock-based compensation	(0.13%)	0.00%
Other	0.02%	(0.03%)
Change in valuation allowance	(25.78%)	(25.97%)
Effective tax rate	0.00%	0.00%